ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
May 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF SUBSIDIARIES OF THE COMPANY

As of May 31, 2026 and 2025, the Company and its subsidiaries are detailed in the table as follows:

Name	Date of incorporation	Place of incorporation	Ownership (%)	Principal activities
Advance JV Group Limited	July 29, 2025	Cayman Islands	Parent	Investment holdings
Advance JV Limited	August 7, 2025	The British Virgin Islands	100%	Investment holdings
Advance JV Construction Limited	January 5, 2021	Hong Kong	100%	Provision of construction works services